Other Loans	3 Months Ended
Mar. 31, 2024
Other Loans [Abstract]
Other loans

Note 7 - Other loans

Mortgage and other loans consisted of the following as of March 31, 2024 and December 31, 2023:

	March 31,	December 31,
	2024	2023
First Insurance Loan	118,809	190,095
Total Short-term debt, net	$118,809	$190,095